BALANCE SHEET DETAILS	6 Months Ended	12 Months Ended
	Jul. 31, 2016	Jan. 31, 2016
BALANCE SHEET DETAILS
BALANCE SHEET DETAILS	4. BALANCE SHEET DETAILS
	July 31, 2016	January 31, 2016
	(in thousands)
Inventories:
Work in process	$54	$18
Finished goods	17	28
Channel inventory	41	54

Total	$112	$100

3. BALANCE SHEET DETAILS

	January 31,
	2016	2015
	(in thousands)
Inventories:
Work in process	$18	$61
Finished goods	28	64
Channel inventory	54	35

	$100	$160

	January 31,
	2016	2015
	(in thousands)
Property and equipment, net:
Furniture	$21	$18
Laboratory equipment	27	26
Computer and equipment	112	78
Software	144	144

	304	266
Less: accumulated depreciation	(88)	(32)

	$216	$234

        Depreciation expense for the year ended January 31, 2016, one month ended January 31, 2015 and year ended December 31, 2014 was $56,000, $1,000 and $25,000, respectively.

Intangible assets, net:

        Intangible assets were as follows (dollar amounts in thousands):

	As of January 31, 2016
	Estimated Useful Life	Gross Value	Accumulated Amortization	Net Value
Intangible assets	5 years	$150	$(31)	$119

	As of January 31, 2015
	Estimated Useful Life	Gross Value	Accumulated Amortization	Net Value
Intangible assets	5 years	$150	$(1)	$149

        Amortization expense for the year ended January 31, 2016 and one month ended January 31, 2015 was $30,000 and $1,000, respectively. No amortization expense was recorded for the year ended December 31, 2014. Amortization is recorded in cost of goods sold.

        As of January 31, 2016, the estimated aggregate future amortization expense in future years is as follows (in thousands):

Years ending January 31:
2017	$30
2018	30
2019	30
2020	29

Total	$119

	January 31,
	2016	2015
	(in thousands)
Accrued liabilities:
Payroll	$209	$128
Research and development	160	—
Legal	125	—
Marketing	74	—
Deferred rent	26	49
Deferred revenue	19	6
Other	182	4

	$795	$187